High Yield Bond Portfolio
Portfolio of Investments
March 31, 2020 (unaudited)
Principal Amount or Shares		Value
	CORPORATE BONDS—94.3%
	Aerospace/Defense—1.5%
$ 5,275,000	TransDigm, Inc., Sec. Fac. Bond, 144A, 6.250%, 3/15/2026	$5,278,281
8,025,000	TransDigm, Inc., Sr. Sub. Deb., 144A, 5.500%, 11/15/2027	7,246,976
375,000	TransDigm, Inc., Sr. Sub. Note, 6.500%, 7/15/2024	359,402
5,625,000	TransDigm, Inc., Sr. Sub., 6.875%, 5/15/2026	5,279,302
2,900,000	TransDigm, Inc., Sr. Sub., Series WI, 7.500%, 3/15/2027	2,810,825
	TOTAL	20,974,786
	Automotive—3.3%
5,150,000	Adient Global Holdings Ltd., Sr. Unsecd. Note, 144A, 4.875%, 8/15/2026	3,565,989
800,000	Adient US LLC, 144A, 7.000%, 5/15/2026	744,498
650,000	American Axle & Manufacturing, Inc., Sr. Unsecd. Note, 6.250%, 3/15/2026	506,053
4,775,000	American Axle & Manufacturing, Inc., Sr. Unsecd. Note, Series WI, 6.500%, 4/1/2027	3,718,889
3,675,000	Dana Financing Lux Sarl, 144A, 6.500%, 6/1/2026	3,265,972
3,250,000	Dana Financing Lux Sarl, Sr. Unsecd. Note, 144A, 5.750%, 4/15/2025	2,855,921
625,000	Dana, Inc., Sr. Unsecd. Note, 5.375%, 11/15/2027	510,938
600,000	Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 3.096%, 5/4/2023	534,000
875,000	Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 3.336%, 3/18/2021	840,000
3,325,000	Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 5.113%, 5/3/2029	2,851,188
2,525,000	Goodyear Tire & Rubber Co., Sr. Unsecd. Note, 4.875%, 3/15/2027	2,330,701
2,975,000	Goodyear Tire & Rubber Co., Sr. Unsecd. Note, 5.000%, 5/31/2026	2,760,949
450,000	Goodyear Tire & Rubber Co., Sr. Unsecd. Note, 5.125%, 11/15/2023	428,751
2,375,000	IHO Verwaltungs GmbH, Sec. Fac. Bond, 144A, 6.000%, 5/15/2027	1,682,788
1,600,000	IHO Verwaltungs GmbH, Sec. Fac. Bond, 144A, 6.375%, 5/15/2029	1,237,668
4,350,000	J.B. Poindexter & Co., Inc., Sr. Unsecd. Note, 144A, 7.125%, 4/15/2026	4,062,715
550,000	Panther BF Aggregator 2 LP, Sec. Fac. Bond, 144A, 6.250%, 5/15/2026	522,842
11,625,000	Panther BF Aggregator 2 LP, Sr. Unsecd. Note, 144A, 8.500%, 5/15/2027	10,206,169
5,200,000	Schaeffler Verwaltung Zw, 144A, 4.750%, 9/15/2026	4,092,231
	TOTAL	46,718,262
	Building Materials—2.4%
800,000	American Builders & Contractors Supply Co., Inc., 144A, 4.000%, 1/15/2028	732,440
8,225,000	American Builders & Contractors Supply Co., Inc., Sr. Unsecd. Note, 144A, 5.875%, 5/15/2026	7,879,961
3,550,000	Building Materials Corp. of America, Sr. Unsecd. Note, 144A, 6.000%, 10/15/2025	3,515,459
7,450,000	CD&R Waterworks Merger Subsidiary LLC, Sr. Unsecd. Note, 144A, 6.125%, 8/15/2025	6,984,151
1,000,000	Masonite International Corp., Sr. Unsecd. Note, 144A, 5.750%, 9/15/2026	988,543
6,525,000	Pisces Midco, Inc., Sec. Fac. Bond, 144A, 8.000%, 4/15/2026	5,660,927
9,125,000	Standard Industries, Inc., Sr. Unsecd. Note, 144A, 5.000%, 2/15/2027	8,367,328
	TOTAL	34,128,809
	Cable Satellite—8.9%
3,900,000	CCO Holdings LLC/Cap Corp., 144A, 5.375%, 5/1/2025	4,022,674
3,450,000	CCO Holdings LLC/Cap Corp., 144A, 5.750%, 2/15/2026	3,505,028
3,175,000	CCO Holdings LLC/Cap Corp., 5.250%, 9/30/2022	3,136,392
1,100,000	CCO Holdings LLC/Cap Corp., Sr. Sub. Secd. Note, 144A, 5.500%, 5/1/2026	1,121,524
7,475,000	CCO Holdings LLC/Cap Corp., Sr. Unsecd. Note, 144A, 4.500%, 8/15/2030	7,367,547
3,750,000	CCO Holdings LLC/Cap Corp., Sr. Unsecd. Note, 144A, 4.750%, 3/1/2030	3,761,437
5,850,000	CCO Holdings LLC/Cap Corp., Sr. Unsecd. Note, 144A, 5.000%, 2/1/2028	5,905,926
650,000	CCO Holdings LLC/Cap Corp., Sr. Unsecd. Note, 144A, 5.375%, 6/1/2029	671,548

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Cable Satellite—continued
$5,400,000		CCO Holdings LLC/Cap Corp., Sr. Unsecd. Note, 144A, 5.875%, 5/1/2027	$5,598,976
900,000		CSC Holdings LLC, 144A, 5.375%, 7/15/2023	914,630
3,675,000		CSC Holdings LLC, 144A, 5.500%, 5/15/2026	3,826,842
4,225,000		CSC Holdings LLC, Sr. Unsecd. Note, 144A, 5.750%, 1/15/2030	4,276,587
1,325,000		CSC Holdings LLC, Sr. Unsecd. Note, 144A, 6.500%, 2/1/2029	1,436,452
4,550,000		CSC Holdings LLC, Sr. Unsecd. Note, 144A, 6.625%, 10/15/2025	4,817,449
4,575,000		CSC Holdings LLC, Sr. Unsecd. Note, 144A, 7.500%, 4/1/2028	4,906,173
5,900,000		CSC Holdings LLC, Sr. Unsecd. Note, 144A, 7.750%, 7/15/2025	6,180,073
5,050,000		CSC Holdings, Inc., Sr. Unsecd. Note, 144A, 5.500%, 4/15/2027	5,254,272
3,450,000		Cablevision Systems Corp., Sr. Unsecd. Note, 5.875%, 9/15/2022	3,502,923
3,025,000		DISH DBS Corp., Sr. Unsecd. Note, 5.875%, 11/15/2024	2,964,757
6,800,000		DISH DBS Corp., Sr. Unsecd. Note, 7.750%, 7/1/2026	7,024,740
3,550,000	[1]	Intelsat Jackson Holdings S.A., Sr. Unsecd. Note, 144A, 8.500%, 10/15/2024	2,257,640
1,975,000	[1]	Intelsat Jackson Holdings S.A., Sr. Unsecd. Note, 144A, 9.750%, 7/15/2025	1,246,729
2,650,000	[1]	Intelsat Jackson Holdings S.A., Sr. Unsecd. Note, 5.500%, 8/1/2023	1,646,326
2,800,000		Sirius XM Radio, Inc., 144A, 4.625%, 5/15/2023	2,789,486
3,375,000		Sirius XM Radio, Inc., Sr. Unsecd. Note, 144A, 4.625%, 7/15/2024	3,446,499
2,400,000		Sirius XM Radio, Inc., Sr. Unsecd. Note, 144A, 5.375%, 4/15/2025	2,438,988
850,000		Sirius XM Radio, Inc., Sr. Unsecd. Note, 144A, 5.375%, 7/15/2026	866,809
2,850,000		Sirius XM Radio, Inc., Sr. Unsecd. Note, 144A, 5.500%, 7/1/2029	2,922,818
9,800,000		Telenet Finance Luxembourg, Sec. Fac. Bond, 144A, 5.500%, 3/1/2028	9,261,000
2,550,000		Virgin Media Secured Finance PLC, Sec. Fac. Bond, 144A, 5.500%, 5/15/2029	2,564,153
1,675,000		Virgin Media, Inc., Sr. Unsecd. Note, 144A, 5.750%, 1/15/2025	1,639,398
3,650,000		Virgin Media, Inc., Sr. Unsecd. Note, 144A, 6.000%, 10/15/2024	3,627,169
1,525,000		Ziggo Bond Co. BV, Sr. Unsecd. Note, 144A, 5.125%, 2/28/2030	1,503,078
4,293,000		Ziggo Finance BV, Sec. Fac. Bond, 144A, 5.500%, 1/15/2027	4,316,826
3,575,000		Ziggo Finance BV, Sr. Unsecd. Note, 144A, 6.000%, 1/15/2027	3,492,659
		TOTAL	124,215,528
		Chemicals—2.8%
2,150,000		Alpha 2 BV, Sr. Unsecd. Note, 144A, 8.750%, 6/1/2023	1,953,802
4,750,000		Alpha 3 BV, Sr. Unsecd. Note, 144A, 6.250%, 2/1/2025	4,399,688
5,325,000		Compass Minerals International, Inc., 144A, 4.875%, 7/15/2024	5,052,067
3,125,000		Compass Minerals International, Inc., Sr. Unsecd. Note, 144A, 6.750%, 12/1/2027	2,838,438
4,375,000		Element Solutions, Inc., Sr. Unsecd. Note, 144A, 5.875%, 12/1/2025	4,320,181
3,800,000		Hexion, Inc., Sr. Unsecd. Note, 144A, 7.875%, 7/15/2027	3,258,785
8,375,000		Koppers, Inc., Sr. Unsecd. Note, 144A, 6.000%, 2/15/2025	6,762,561
3,175,000		PQ Corp., Sr. Unsecd. Note, 144A, 5.750%, 12/15/2025	2,885,265
7,600,000		Starfruit Finco BV, Sr. Unsecd. Note, 144A, 8.000%, 10/1/2026	7,271,110
		TOTAL	38,741,897
		Construction Machinery—0.8%
4,100,000		United Rentals North America, Inc., Sr. Unsecd. Note, 4.875%, 1/15/2028	3,999,755
3,725,000		United Rentals North America, Inc., Sr. Unsecd. Note, 6.500%, 12/15/2026	3,801,549
725,000		United Rentals North America, Inc., Term Loan—2nd Lien, 3.875%, 11/15/2027	689,149
600,000		United Rentals, Inc., Sr. Unsecd. Note, 5.500%, 7/15/2025	591,753
950,000		United Rentals, Inc., Sr. Unsecd. Note, 5.500%, 5/15/2027	933,304
775,000		United Rentals, Inc., Sr. Unsecd. Note, 5.875%, 9/15/2026	790,790
		TOTAL	10,806,300
		Consumer Cyclical Services—1.8%
1,675,000		Allied Universal Holdco LLC, Sec. Fac. Bond, 144A, 6.625%, 7/15/2026	1,648,833

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Consumer Cyclical Services—continued
$12,600,000	Allied Universal Holdco LLC, Sr. Unsecd. Note, 144A, 9.750%, 7/15/2027	$11,962,030
10,328,000	GW B-CR Security Corp., Sr. Unsecd. Note, 144A, 9.500%, 11/1/2027	9,289,520
925,000	Garda World Security Corp., Sec. Fac. Bond, 144A, 4.625%, 2/15/2027	834,813
1,575,000	Go Daddy Operating Co. LLC/GD Finance Co. Inc., Sr. Unsecd. Note, 144A, 5.250%, 12/1/2027	1,598,231
	TOTAL	25,333,427
	Consumer Products—0.7%
1,500,000	Energizer Holdings, Inc., Sec. Fac. Bond, 144A, 6.375%, 7/15/2026	1,523,325
925,000	Energizer Holdings, Inc., Sr. Unsecd. Note, 144A, 5.500%, 6/15/2025	903,036
550,000	Prestige Brands, Inc., Sr. Unsecd. Note, 144A, 5.125%, 1/15/2028	548,790
7,000,000	Prestige Brands, Inc., Sr. Unsecd. Note, 144A, 6.375%, 3/1/2024	7,218,785
	TOTAL	10,193,936
	Diversified Manufacturing—1.3%
700,000	CFX Escrow Corp., Sr. Unsecd. Note, 144A, 6.000%, 2/15/2024	700,879
1,025,000	CFX Escrow Corp., Sr. Unsecd. Note, 144A, 6.375%, 2/15/2026	1,013,469
7,225,000	Gates Global LLC, Sr. Unsecd. Note, 144A, 6.250%, 1/15/2026	6,433,899
2,850,000	Titan Acquisition Ltd., Sr. Unsecd. Note, 144A, 7.750%, 4/15/2026	2,399,607
7,225,000	WESCO Distribution, Inc., Sr. Unsecd. Note, 5.375%, 12/15/2021	6,830,948
925,000	WESCO Distribution, Inc., Sr. Unsecd. Note, 5.375%, 6/15/2024	794,339
	TOTAL	18,173,141
	Environmental—0.2%
3,200,000	Tervita Escrow Corp., 144A, 7.625%, 12/1/2021	2,261,600
	Finance Companies—1.8%
500,000	Navient Corp., Sr. Unsecd. Note, 5.000%, 3/15/2027	433,600
8,150,000	Navient Corp., Sr. Unsecd. Note, 5.875%, 10/25/2024	7,541,684
1,025,000	Navient Corp., Sr. Unsecd. Note, 6.750%, 6/25/2025	950,688
775,000	Navient Corp., Sr. Unsecd. Note, 6.750%, 6/15/2026	717,301
1,050,000	Navient Corp., Sr. Unsecd. Note, Series MTN, 6.125%, 3/25/2024	989,656
1,650,000	Park Aerospace Holdings Ltd., Sr. Unsecd. Note, 144A, 5.500%, 2/15/2024	1,423,577
11,625,000	Quicken Loans, Inc., 144A, 5.750%, 5/1/2025	11,639,589
1,550,000	Quicken Loans, Inc., Sr. Unsecd. Note, 144A, 5.250%, 1/15/2028	1,526,390
	TOTAL	25,222,485
	Food & Beverage—2.4%
3,750,000	Aramark Services, Inc., Sr. Unsecd. Note, 144A, 5.000%, 4/1/2025	3,577,762
3,925,000	Aramark Services, Inc., Sr. Unsecd. Note, 144A, 5.000%, 2/1/2028	3,674,467
50,000	Aramark Services, Inc., Sr. Unsecd. Note, 4.750%, 6/1/2026	47,463
450,000	B&G Foods, Inc., Sr. Unsecd. Note, 5.250%, 4/1/2025	441,862
2,400,000	Kraft Heinz Foods Co., Sr. Unsecd. Note, 4.375%, 6/1/2046	2,175,898
475,000	Performance Food Group, Inc., 144A, 5.500%, 6/1/2024	445,904
3,525,000	Performance Food Group, Inc., Sr. Unsecd. Note, 144A, 5.500%, 10/15/2027	3,296,139
825,000	Post Holdings, Inc., Sr. Unsecd. Note, 144A, 4.625%, 4/15/2030	796,125
2,775,000	Post Holdings, Inc., Sr. Unsecd. Note, 144A, 5.000%, 8/15/2026	2,871,293
2,325,000	Post Holdings, Inc., Sr. Unsecd. Note, 144A, 5.625%, 1/15/2028	2,378,591
7,975,000	Post Holdings, Inc., Sr. Unsecd. Note, 144A, 5.750%, 3/1/2027	8,227,628
6,875,000	U.S. Foodservice, Inc., Sr. Unsecd. Note, 144A, 5.875%, 6/15/2024	6,247,622
	TOTAL	34,180,754
	Gaming—3.0%
2,500,000	Boyd Gaming Corp., Sr. Unsecd. Note, 144A, 4.750%, 12/1/2027	2,076,375
1,625,000	Boyd Gaming Corp., Sr. Unsecd. Note, 6.375%, 4/1/2026	1,414,644
1,750,000	Boyd Gaming Corp., Sr. Unsecd. Note, Series WI, 6.000%, 8/15/2026	1,519,949

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Gaming—continued
$2,425,000	CRC Escrow Issuer LLC, Sr. Unsecd. Note, 144A, 5.250%, 10/15/2025	$1,769,523
3,150,000	Eldorado Resorts, Inc., Sr. Unsecd. Note, 6.000%, 4/1/2025	2,854,703
1,225,000	Eldorado Resorts, Inc., Sr. Unsecd. Note, 6.000%, 9/15/2026	1,112,449
1,375,000	MGM Growth Properties LLC, Sr. Unsecd. Note, 5.750%, 2/1/2027	1,201,406
2,300,000	MGM Resorts International, 6.000%, 3/15/2023	2,233,887
1,512,000	MGM Resorts International, Sr. Unsecd. Note, 4.625%, 9/1/2026	1,296,189
1,682,000	MGM Resorts International, Sr. Unsecd. Note, 5.500%, 4/15/2027	1,539,955
1,181,000	MGM Resorts International, Sr. Unsecd. Note, 5.750%, 6/15/2025	1,065,817
5,600,000	Mohegan Tribal Gaming Authority, Sr. Unsecd. Note, 144A, 7.875%, 10/15/2024	4,192,972
9,550,000	Star Group Holdings BV, Sr. Unsecd. Note, 144A, 7.000%, 7/15/2026	9,031,913
7,475,000	Station Casinos, Inc., Sr. Unsecd. Note, 144A, 5.000%, 10/1/2025	6,281,317
275,000	VICI Properties LP/ VICI Note Co., Inc., 144A, 3.500%, 2/15/2025	255,578
350,000	VICI Properties LP/ VICI Note Co., Inc., 144A, 3.750%, 2/15/2027	331,844
275,000	VICI Properties LP/ VICI Note Co., Inc., Sr. Unsecd. Note, 144A, 4.125%, 8/15/2030	262,109
2,150,000	VICI Properties LP/ VICI Note Co., Inc., Sr. Unsecd. Note, 144A, 4.250%, 12/1/2026	1,984,461
1,675,000	VICI Properties LP/ VICI Note Co., Inc., Sr. Unsecd. Note, 144A, 4.625%, 12/1/2029	1,533,546
	TOTAL	41,958,637
	Health Care—9.1%
2,525,000	Acadia Healthcare Co., Inc., Sr. Unsecd. Note, 5.625%, 2/15/2023	2,395,329
8,150,000	Acadia Healthcare Co., Inc., Sr. Unsecd. Note, 6.500%, 3/1/2024	7,997,228
5,875,000	Air Medical Group Holdings, Inc., Sr. Unsecd. Note, 144A, 6.375%, 5/15/2023	5,265,439
525,000	Avantor, Inc., 144A, 6.000%, 10/1/2024	553,326
9,775,000	Avantor, Inc., Sr. Unsecd. Note, 144A, 9.000%, 10/1/2025	10,351,285
5,125,000	CHS/Community Health Systems, Inc., 6.250%, 3/31/2023	4,903,984
625,000	CHS/Community Health Systems, Inc., Sec. Fac. Bond, 144A, 6.625%, 2/15/2025	582,813
2,275,000	CHS/Community Health Systems, Inc., Sec. Fac. Bond, 144A, 8.000%, 3/15/2026	2,174,040
1,375,000	CHS/Community Health Systems, Inc., Sec. Fac. Bond, 144A, 8.625%, 1/15/2024	1,367,658
600,000	Charles River Laboratories International, Inc., Sr. Unsecd. Note, 144A, 4.250%, 5/1/2028	581,670
6,825,000	Enterprise Merger Sub, Inc., Sr. Unsecd. Note, 144A, 8.750%, 10/15/2026	1,713,365
1,925,000	HCA, Inc., 5.875%, 2/15/2026	2,015,379
1,375,000	HCA, Inc., 5.875%, 5/1/2023	1,443,922
3,075,000	HCA, Inc., Sr. Unsecd. Note, 3.500%, 9/1/2030	2,802,467
9,450,000	HCA, Inc., Sr. Unsecd. Note, 5.375%, 2/1/2025	9,674,390
3,325,000	HCA, Inc., Sr. Unsecd. Note, 5.375%, 9/1/2026	3,449,937
1,375,000	HCA, Inc., Sr. Unsecd. Note, 5.625%, 9/1/2028	1,446,844
1,825,000	HCA, Inc., Sr. Unsecd. Note, 5.875%, 2/1/2029	1,936,781
6,800,000	IMS Health, Inc., Sr. Unsecd. Note, 144A, 5.000%, 10/15/2026	6,983,379
1,325,000	Iqvia, Inc., Sr. Unsecd. Note, 144A, 5.000%, 5/15/2027	1,364,044
1,175,000	LifePoint Health, Inc., Sec. Fac. Bond, 144A, 4.375%, 2/15/2027	1,115,663
6,750,000	LifePoint Health, Inc., Sr. Unsecd. Note, 144A, 9.750%, 12/1/2026	6,444,394
2,500,000	MEDNAX, Inc., Sr. Unsecd. Note, 144A, 6.250%, 1/15/2027	2,025,187
8,350,000	MPH Acquisition Holdings LLC, 144A, 7.125%, 6/1/2024	7,327,375
5,950,000	Polaris Intermediate Corp., Sr. Unsecd. Note, 144A, 8.500%, 12/1/2022	4,655,759
2,850,000	Surgery Center Holdings, Inc., Sr. Unsecd. Note, 144A, 6.750%, 7/1/2025	2,076,923
15,150,000	Team Health Holdings, Inc., Sr. Unsecd. Note, 144A, 6.375%, 2/1/2025	5,434,987
1,100,000	Teleflex, Inc., Sr. Unsecd. Note, 4.625%, 11/15/2027	1,104,895
775,000	Teleflex, Inc., Sr. Unsecd. Note, 4.875%, 6/1/2026	762,245
2,900,000	Tenet Healthcare Corp., 144A, 4.875%, 1/1/2026	2,773,125
1,750,000	Tenet Healthcare Corp., 144A, 5.125%, 11/1/2027	1,677,813

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Health Care—continued
$4,925,000		Tenet Healthcare Corp., 5.125%, 5/1/2025	$4,691,062
2,900,000		Tenet Healthcare Corp., Sr. Secd. Note, 4.625%, 7/15/2024	2,776,750
1,500,000		Tenet Healthcare Corp., Sr. Unsecd. Note, 6.750%, 6/15/2023	1,393,133
6,200,000		Tenet Healthcare Corp., Sr. Unsecd. Note, 7.000%, 8/1/2025	5,401,781
1,075,000		Vizient, Inc., Sr. Unsecd. Note, 144A, 6.250%, 5/15/2027	1,081,942
9,175,000		West Street Merger Subsidiary, Inc., Sr. Unsecd. Note, 144A, 6.375%, 9/1/2025	8,066,385
		TOTAL	127,812,699
		Health Insurance—1.4%
675,000		Centene Corp., Sr. Unsecd. Note, 144A, 3.375%, 2/15/2030	630,281
5,425,000		Centene Corp., Sr. Unsecd. Note, 144A, 4.250%, 12/15/2027	5,465,416
4,850,000		Centene Corp., Sr. Unsecd. Note, 144A, 4.625%, 12/15/2029	4,901,167
1,450,000		Centene Corp., Sr. Unsecd. Note, 144A, 4.750%, 1/15/2025	1,477,195
3,125,000		Centene Corp., Sr. Unsecd. Note, 144A, 5.375%, 6/1/2026	3,236,438
1,375,000		Centene Corp., Sr. Unsecd. Note, 144A, 5.375%, 8/15/2026	1,417,969
2,950,000		Centene Corp., Sr. Unsecd. Note, 4.750%, 1/15/2025	3,005,327
		TOTAL	20,133,793
		Independent Energy—2.1%
2,300,000		Antero Resources Corp., Sr. Unsecd. Note, 5.000%, 3/1/2025	868,250
925,000		Antero Resources Corp., Sr. Unsecd. Note, 5.625%, 6/1/2023	376,938
750,000		Ascent Resources Utica Holdings LLC/ ARU Finance Corp., Sr. Unsecd. Note, 144A, 7.000%, 11/1/2026	222,032
1,975,000		Ascent Resources Utica Holdings LLC/ ARU Finance Corp., Sr. Unsecd. Note, 144A, 10.000%, 4/1/2022	1,071,399
2,800,000		Berry Petroleum Co., Sr. Unsecd. Note, 144A, 7.000%, 2/15/2026	1,143,919
3,800,000		Callon Petroleum Corp., Sr. Unsecd. Note, 6.125%, 10/1/2024	703,000
1,200,000		Callon Petroleum Corp., Sr. Unsecd. Note, Series WI, 6.375%, 7/1/2026	202,251
2,450,000		Carrizo Oil & Gas, Inc., Sr. Unsecd. Note, 6.250%, 4/15/2023	600,177
2,950,000		Carrizo Oil & Gas, Inc., Sr. Unsecd. Note, 8.250%, 7/15/2025	497,798
3,750,000		Centennial Resource Production, LLC, Sr. Unsecd. Note, 144A, 6.875%, 4/1/2027	944,878
4,234,000		Chesapeake Energy Corp., 144A, 11.500%, 1/1/2025	719,780
3,175,000		Chesapeake Energy Corp., Sr. Unsecd. Note, 7.000%, 10/1/2024	269,875
6,000,000		Crownrock LP/Crownrock F, 144A, 5.625%, 10/15/2025	3,164,820
5,150,000	[2,3]	EP Energy LLC/Everest Acquisition Finance, Inc., Sec. Fac. Bond, 144A, 8.000%, 11/29/2024	180,250
925,000		EQT Corp., Sr. Unsecd. Note, 4.875%, 11/15/2021	758,232
375,000		EQT Corp., Sr. Unsecd. Note, 6.125%, 2/1/2025	291,600
2,475,000		Gulfport Energy Corp., Sr. Unsecd. Note, 6.000%, 10/15/2024	624,938
2,400,000		Gulfport Energy Corp., Sr. Unsecd. Note, 6.375%, 5/15/2025	602,988
1,050,000		Gulfport Energy Corp., Sr. Unsecd. Note, Series WI, 6.375%, 1/15/2026	214,155
3,175,000		Jagged Peak Energy, Inc., Sr. Unsecd. Note, Series WI, 5.875%, 5/1/2026	2,396,863
950,000		Oasis Petroleum, Inc., 6.875%, 1/15/2023	201,875
923,000		Oasis Petroleum, Inc., 6.875%, 3/15/2022	189,215
4,700,000		Oasis Petroleum, Inc., Sr. Unsecd. Note, 144A, 6.250%, 5/1/2026	787,602
3,675,000		PDC Energy, Inc., Sr. Unsecd. Note, Series WI, 5.750%, 5/15/2026	2,082,714
1,550,000		Parsley Energy LLC/Parsley Finance Corp., Sr. Unsecd. Note, 144A, 5.625%, 10/15/2027	1,101,352
2,250,000		QEP Resources, Inc., Sr. Unsecd. Note, 5.250%, 5/1/2023	849,375
1,500,000		QEP Resources, Inc., Sr. Unsecd. Note, 5.625%, 3/1/2026	558,863
4,075,000		Range Resources Corp., Sr. Unsecd. Note, 4.875%, 5/15/2025	2,455,187
1,050,000		Range Resources Corp., Sr. Unsecd. Note, 5.000%, 3/15/2023	785,148
3,750,000		SM Energy Co., Sr. Unsecd. Note, 5.625%, 6/1/2025	1,054,706
425,000		SM Energy Co., Sr. Unsecd. Note, 6.625%, 1/15/2027	126,664
1,700,000		SM Energy Co., Sr. Unsecd. Note, 6.750%, 9/15/2026	524,522

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Independent Energy—continued
$1,075,000		Southwestern Energy Co., Sr. Unsecd. Note, 7.750%, 10/1/2027	$714,956
3,025,000	[1]	Ultra Resources, Inc., Sr. Unsecd. Note, 144A, 7.125%, 4/15/2025	136,125
925,000		WPX Energy, Inc., Sr. Unsecd. Note, 4.500%, 1/15/2030	505,744
1,200,000		WPX Energy, Inc., Sr. Unsecd. Note, 5.250%, 10/15/2027	666,660
450,000		WPX Energy, Inc., Sr. Unsecd. Note, 5.750%, 6/1/2026	259,635
3,625,000	[1]	Whiting Petroleum Corp., Sr. Unsecd. Note, 6.250%, 4/1/2023	299,063
2,150,000	[1]	Whiting Petroleum Corp., Sr. Unsecd. Note, Series WI, 6.625%, 1/15/2026	161,411
		TOTAL	29,314,960
		Industrial - Other—0.7%
3,775,000		Anixter, Inc., Sr. Unsecd. Note, 6.000%, 12/1/2025	3,727,793
2,825,000		Hillman Group, Inc., Unsecd. Note, 144A, 6.375%, 7/15/2022	2,216,738
1,100,000		IAA Spinco, Inc., Sr. Unsecd. Note, 144A, 5.500%, 6/15/2027	1,070,355
3,325,000		KAR Auction Services, Inc., Sr. Unsecd. Note, 144A, 5.125%, 6/1/2025	3,196,173
		TOTAL	10,211,059
		Insurance - P&C—4.3%
1,325,000		Acrisure LLC, Sr. Unsecd. Note, 144A, 7.000%, 11/15/2025	1,149,398
3,250,000		Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer, Sr. Unsecd. Note, 144A, 6.750%, 10/15/2027	3,061,338
8,450,000		AmWINS Group, Inc., Sr. Unsecd. Note, 144A, 7.750%, 7/1/2026	8,321,454
7,950,000		AssuredPartners, Inc., Sr. Unsecd. Note, 144A, 7.000%, 8/15/2025	7,214,387
1,625,000		GTCR AP Finance, Inc., Sr. Unsecd. Note, 144A, 8.000%, 5/15/2027	1,508,882
19,225,000		Hub International Ltd., Sr. Unsecd. Note, 144A, 7.000%, 5/1/2026	19,178,379
1,550,000		Kirs Midco 3 PLC, Sec. Fac. Bond, 144A, 8.625%, 7/15/2023	1,389,195
9,350,000		NFP Corp., Sr. Unsecd. Note, 144A, 6.875%, 7/15/2025	9,279,594
550,000		NFP Corp., Sr. Unsecd. Note, 144A, 8.000%, 7/15/2025	508,060
9,400,000		USIS Merger Subsidiary, Inc., Sr. Unsecd. Note, 144A, 6.875%, 5/1/2025	8,812,218
		TOTAL	60,422,905
		Leisure—0.6%
750,000		Live Nation Entertainment, Inc., Sr. Unsecd. Note, 144A, 4.750%, 10/15/2027	675,413
5,125,000		Six Flags Entertainment Corp., Sr. Unsecd. Note, 144A, 5.500%, 4/15/2027	4,346,256
200,000		Viking Cruises Ltd., Sr. Unsecd. Note, 144A, 6.250%, 5/15/2025	129,749
4,050,000		Voc Escrow Ltd., 144A, 5.000%, 2/15/2028	2,983,635
		TOTAL	8,135,053
		Lodging—0.4%
4,225,000		Hilton Domestic Operating Company, Inc., Sr. Unsecd. Note, 5.125%, 5/1/2026	4,081,530
1,875,000		Hilton Domestic Operating Company, Inc., Sr. Unsecd. Note, Series WI, 4.875%, 1/15/2030	1,606,814
		TOTAL	5,688,344
		Media Entertainment—6.5%
2,325,000		AMC Networks, Inc., Sr. Unsecd. Note, 4.750%, 8/1/2025	2,275,605
4,725,000		AMC Networks, Inc., Sr. Unsecd. Note, 5.000%, 4/1/2024	4,559,625
4,100,000		CBS Radio, Inc., Sr. Unsecd. Note, 144A, 7.250%, 11/1/2024	3,459,355
1,975,000		Cumulus Media News Holdings, Inc., 144A, 6.750%, 7/1/2026	1,778,728
3,750,000		Diamond Sports Group LLC/Diamond Sports Finance Co., Sec. Fac. Bond, 144A, 5.375%, 8/15/2026	3,068,033
5,575,000		Diamond Sports Group LLC/Diamond Sports Finance Co., Sec. Fac. Bond, 144A, 6.625%, 8/15/2027	3,759,223
3,950,000		Entercom Media Corp., 144A, 6.500%, 5/1/2027	3,460,368
1,475,000		Gray Escrow, Inc., Sr. Unsecd. Note, 144A, 7.000%, 5/15/2027	1,475,811
2,250,000		Gray Television, Inc., Sr. Unsecd. Note, 144A, 5.125%, 10/15/2024	2,188,136
5,775,000		Gray Television, Inc., Sr. Unsecd. Note, 144A, 5.875%, 7/15/2026	5,592,221
1,825,000		iHeartCommunications, Inc., 144A, 5.250%, 8/15/2027	1,600,434
10,036,766		iHeartCommunications, Inc., Sr. Unsecd. Note, 8.375%, 5/1/2027	8,601,007

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Media Entertainment—continued
$4,275,000	Match Group, Inc., Sr. Unsecd. Note, 144A, 4.125%, 8/1/2030	$3,844,828
4,550,000	Match Group, Inc., Sr. Unsecd. Note, 144A, 5.000%, 12/15/2027	4,384,118
875,000	Match Group, Inc., Sr. Unsecd. Note, 6.375%, 6/1/2024	889,223
4,175,000	Nexstar Escrow Corp., Sr. Unsecd. Note, 144A, 5.625%, 7/15/2027	4,104,234
7,800,000	Nexstar Escrow Corp., Sr. Unsecd. Note, 144A, 5.625%, 8/1/2024	7,390,461
4,800,000	Nielsen Finance LLC/Nielsen Finance Co., 144A, 5.000%, 4/15/2022	4,450,368
575,000	Outfront Media Capital LLC/Outfront Media Capital Corp., Sr. Unsecd. Note, 144A, 4.625%, 3/15/2030	514,941
3,950,000	Scripps Escrow, Inc., Sr. Unsecd. Note, 144A, 5.875%, 7/15/2027	3,497,923
2,850,000	Sinclair Television Group, 144A, 5.625%, 8/1/2024	2,643,389
6,250,000	Sinclair Television Group, Sr. Unsecd. Note, 144A, 5.875%, 3/15/2026	5,584,641
4,250,000	Tegna, Inc., Sr. Unsecd. Note, 144A, 4.625%, 3/15/2028	3,758,594
1,675,000	Tegna, Inc., Sr. Unsecd. Note, 144A, 5.000%, 9/15/2029	1,513,781
7,525,000	Terrier Media Buyer, Inc., Sr. Unsecd. Note, 144A, 8.875%, 12/15/2027	6,377,437
	TOTAL	90,772,484
	Metals & Mining—1.5%
4,575,000	Coeur Mining, Inc., Sr. Unsecd. Note, 5.875%, 6/1/2024	4,157,508
1,175,000	Freeport-McMoRan, Inc., Sr. Unsecd. Note, 3.875%, 3/15/2023	1,126,537
1,275,000	Freeport-McMoRan, Inc., Sr. Unsecd. Note, 4.125%, 3/1/2028	1,120,904
800,000	Freeport-McMoRan, Inc., Sr. Unsecd. Note, 4.250%, 3/1/2030	698,040
2,450,000	Freeport-McMoRan, Inc., Sr. Unsecd. Note, 5.000%, 9/1/2027	2,288,300
1,900,000	Freeport-McMoRan, Inc., Sr. Unsecd. Note, 5.250%, 9/1/2029	1,800,915
3,725,000	Freeport-McMoRan, Inc., Sr. Unsecd. Note, 5.400%, 11/14/2034	3,471,579
750,000	HudBay Minerals, Inc., Sr. Unsecd. Note, 144A, 7.250%, 1/15/2023	659,059
5,675,000	HudBay Minerals, Inc., Sr. Unsecd. Note, 144A, 7.625%, 1/15/2025	4,972,747
775,000	Steel Dynamics, Inc., Sr. Unsecd. Note, 5.250%, 4/15/2023	757,421
	TOTAL	21,053,010
	Midstream—6.2%
450,000	AmeriGas Partners LP, Sr. Unsecd. Note, 5.500%, 5/20/2025	417,362
1,350,000	AmeriGas Partners LP, Sr. Unsecd. Note, 5.750%, 5/20/2027	1,265,075
6,300,000	AmeriGas Partners LP, Sr. Unsecd. Note, 5.875%, 8/20/2026	6,069,105
4,300,000	Antero Midstream Partners LP, Sr. Unsecd. Note, 144A, 5.750%, 3/1/2027	2,784,572
5,650,000	Antero Midstream Partners LP, Sr. Unsecd. Note, 144A, 5.750%, 1/15/2028	3,658,799
3,550,000	Antero Midstream Partners LP, Sr. Unsecd. Note, 5.375%, 9/15/2024	2,492,810
575,000	Atlas Pipeline Partners LP, 5.875%, 8/1/2023	541,938
2,450,000	Buckeye Partners, Sr. Unsecd. Note, 144A, 4.125%, 3/1/2025	2,083,725
3,500,000	Buckeye Partners, Sr. Unsecd. Note, 144A, 4.500%, 3/1/2028	2,896,250
7,300,000	CNX Midstream Partners LP/CNX Midstream Finance Corp., Sr. Unsecd. Note, 144A, 6.500%, 3/15/2026	5,099,360
6,825,000	Cheniere Energy Partners, LP, Series WI, 5.250%, 10/1/2025	6,398,233
3,650,000	Cheniere Energy Partners, LP, Sr. Unsecd. Note, 144A, 4.500%, 10/1/2029	3,268,757
1,400,000	Cheniere Energy Partners, LP, Sr. Unsecd. Note, 5.625%, 10/1/2026	1,309,871
600,000	EQT Midstream Partners LP, Sr. Unsecd. Note, 4.750%, 7/15/2023	436,470
1,850,000	EQT Midstream Partners LP, Sr. Unsecd. Note, 5.500%, 7/15/2028	1,034,982
500,000	Ferrellgas LP/Ferrellgas Finance Corp., Sr. Unsecd. Note, 6.750%, 6/15/2023	435,623
525,000	Ferrellgas, L.P., Sr. Unsecd. Note, 6.500%, 5/1/2021	462,630
4,450,000	Ferrellgas, L.P., Sr. Unsecd. Note, 6.750%, 1/15/2022	3,842,290
2,850,000	Hess Midstream Partners LP, Sr. Unsecd. Note, 144A, 5.125%, 6/15/2028	2,013,667
1,950,000	Holly Energy Partners LP, Sr. Unsecd. Note, 144A, 5.000%, 2/1/2028	1,644,094
1,650,000	MPLX LP, Sr. Unsecd. Note, 144A, 6.375%, 5/1/2024	1,571,166
4,925,000	NuStar Logistics LP, Sr. Unsecd. Note, 5.625%, 4/28/2027	3,813,674

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Midstream—continued
$2,875,000	NuStar Logistics LP, Sr. Unsecd. Note, 6.000%, 6/1/2026	$2,143,663
2,800,000	Suburban Propane Partners LP, 5.500%, 6/1/2024	2,652,916
1,275,000	Suburban Propane Partners LP, Sr. Unsecd. Note, 5.750%, 3/1/2025	1,190,525
4,250,000	Suburban Propane Partners LP, Sr. Unsecd. Note, 5.875%, 3/1/2027	3,951,618
8,250,000	Summit Midstream Holdings LLC, 5.500%, 8/15/2022	1,884,597
4,000,000	Summit Midstream Holdings LLC, Sr. Unsecd. Note, 5.750%, 4/15/2025	474,980
2,250,000	Sunoco LP/Finance Corp., Sr. Unsecd. Note, Series WI, 5.500%, 2/15/2026	1,966,101
1,775,000	Sunoco LP/Finance Corp., Sr. Unsecd. Note, Series WI, 5.875%, 3/15/2028	1,488,413
4,225,000	Targa Resources Partners LP/Targa Resources Partners Finance Corp., Sr. Unsecd. Note, 144A, 5.500%, 3/1/2030	3,300,781
3,550,000	Targa Resources Partners LP/Targa Resources Partners Finance Corp., Sr. Unsecd. Note, 5.000%, 1/15/2028	2,886,265
725,000	Targa Resources Partners LP/Targa Resources Partners Finance Corp., Sr. Unsecd. Note, 5.125%, 2/1/2025	623,406
1,275,000	Targa Resources Partners LP/Targa Resources Partners Finance Corp., Sr. Unsecd. Note, 5.250%, 5/1/2023	1,117,225
4,450,000	Targa Resources Partners LP/Targa Resources Partners Finance Corp., Sr. Unsecd. Note, 5.375%, 2/1/2027	3,687,047
3,475,000	Targa Resources Partners LP/Targa Resources Partners Finance Corp., Sr. Unsecd. Note, 5.875%, 4/15/2026	2,912,474
1,300,000	Targa Resources Partners LP/Targa Resources Partners Finance Corp., Sr. Unsecd. Note, 6.500%, 7/15/2027	1,118,000
1,850,000	TransMontaigne Partners LP/TLP Finance Corp., Sr. Unsecd. Note, 6.125%, 2/15/2026	1,495,804
900,000	Western Midstream Operating, LP, Sr. Unsecd. Note, 4.050%, 2/1/2030	398,097
	TOTAL	86,832,365
	Oil Field Services—1.2%
925,000	Archrock Partners LP/Archrock Partners Finance Corp., Sr. Unsecd. Note, 144A, 6.250%, 4/1/2028	645,187
6,200,000	Archrock Partners LP/Archrock Partners Finance Corp., Sr. Unsecd. Note, 144A, 6.875%, 4/1/2027	4,445,818
650,000	Nabors Industries Ltd., Sr. Unsecd. Note, 144A, 7.250%, 1/15/2026	225,875
675,000	Nabors Industries Ltd., Sr. Unsecd. Note, 144A, 7.500%, 1/15/2028	221,063
2,575,000	Precision Drilling Corp., Sr. Unsecd. Note, 144A, 7.125%, 1/15/2026	871,747
2,125,000	Sesi LLC, 7.125%, 12/15/2021	409,063
7,075,000	Sesi LLC, Sr. Unsecd. Note, Series WI, 7.750%, 9/15/2024	1,901,371
4,350,000	Shelf Drilling Holdings Ltd., Sr. Unsecd. Note, 144A, 8.250%, 2/15/2025	2,188,050
1,900,000	USA Compression Partners LP, Sr. Unsecd. Note, 6.875%, 9/1/2027	1,188,545
6,791,000	USA Compression Partners LP, Sr. Unsecd. Note, Series WI, 6.875%, 4/1/2026	4,282,554
	TOTAL	16,379,273
	Packaging—6.0%
9,075,000	ARD Finance SA, Sec. Fac. Bond, 144A, 6.500%, 6/30/2027	7,844,884
1,175,000	Ardagh Packaging Finance PLC/Ardagh Holdings, Sr. Unsecd. Note, 144A, 5.250%, 8/15/2027	1,210,896
4,600,000	Ardagh Packaging Finance PLC/Ardagh Holdings, Sr. Unsecd. Note, 144A, 6.000%, 2/15/2025	4,647,380
4,650,000	Berry Global Escrow Corp., 144A, 4.875%, 7/15/2026	4,722,642
2,800,000	Berry Global Escrow Corp., 144A, 5.625%, 7/15/2027	2,913,946
7,000,000	Berry Plastics Corp., 5.500%, 5/15/2022	6,947,647
2,200,000	Bway Holding Co., Sec. Fac. Bond, 144A, 5.500%, 4/15/2024	2,040,434
11,450,000	Bway Holding Co., Sr. Unsecd. Note, 144A, 7.250%, 4/15/2025	8,759,593
2,450,000	Crown Americas LLC/Crown Americas Capital Corp VI, Sr. Unsecd. Note, 4.750%, 2/1/2026	2,531,444
11,025,000	Flex Acquisition Co., Inc., Sr. Unsecd. Note, 144A, 6.875%, 1/15/2025	10,390,732
7,575,000	Flex Acquisition Co., Inc., Sr. Unsecd. Note, 144A, 7.875%, 7/15/2026	7,029,846
5,125,000	Owens-Brockway Glass Container, Inc., 144A, 5.375%, 1/15/2025	4,913,568
2,350,000	Owens-Brockway Glass Container, Inc., 144A, 6.375%, 8/15/2025	2,250,125
4,125,000	Reynolds Group Issuer, Inc./LLC/LU, 144A, 7.000%, 7/15/2024	4,215,234
900,000	Sealed Air Corp., 144A, 5.250%, 4/1/2023	931,820
1,625,000	Sealed Air Corp., Sr. Unsecd. Note, 144A, 4.000%, 12/1/2027	1,523,600
350,000	Silgan Holdings, Inc., Sr. Unsecd. Note, 144A, 4.125%, 2/1/2028	325,500
5,050,000	Trident Merger Subsidiary, Inc., Sr. Unsecd. Note, 144A, 6.625%, 11/1/2025	4,096,838

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Packaging—continued
$2,750,000	Trident Merger Subsidiary, Inc., Sr. Unsecd. Note, 144A, 9.250%, 8/1/2024	$2,306,549
1,575,000	Trivium Packaging Finance BV, Sec. Fac. Bond, 144A, 5.500%, 8/15/2026	1,575,980
2,650,000	Trivium Packaging Finance BV, Sr. Unsecd. Note, 144A, 8.500%, 8/15/2027	2,677,958
	TOTAL	83,856,616
	Paper—0.4%
6,375,000	Clearwater Paper Corp., Sr. Unsecd. Note, 144A, 5.375%, 2/1/2025	5,849,062
	Pharmaceuticals—3.8%
1,750,000	Bausch Health Cos, Inc., Sec. Fac. Bond, 144A, 5.500%, 11/1/2025	1,778,971
1,450,000	Bausch Health Cos, Inc., Sec. Fac. Bond, 144A, 5.750%, 8/15/2027	1,500,968
875,000	Bausch Health Cos, Inc., Sr. Secd. Note, 144A, 6.500%, 3/15/2022	887,031
1,375,000	Bausch Health Cos, Inc., Sr. Secd. Note, 144A, 7.000%, 3/15/2024	1,417,976
2,125,000	Bausch Health Cos, Inc., Sr. Unsecd. Note, 144A, 5.000%, 1/30/2028	2,027,675
444,000	Bausch Health Cos, Inc., Sr. Unsecd. Note, 144A, 5.500%, 3/1/2023	439,003
492,000	Bausch Health Cos, Inc., Sr. Unsecd. Note, 144A, 5.875%, 5/15/2023	488,003
10,275,000	Bausch Health Cos, Inc., Sr. Unsecd. Note, 144A, 6.125%, 4/15/2025	10,185,145
7,200,000	Bausch Health Cos, Inc., Sr. Unsecd. Note, 144A, 8.500%, 1/31/2027	7,563,960
2,775,000	Bausch Health Cos, Inc., Sr. Unsecd. Note, 144A, 9.000%, 12/15/2025	2,946,217
2,629,000	Endo Dac/Endo Finance LLC/Endo Finco, Inc., Sr. Unsecd. Note, 144A, 6.000%, 7/15/2023	1,924,034
6,600,000	Endo Finance LLC/Endo Finco, Inc., Sr. Unsecd. Note, 144A, 6.000%, 2/1/2025	4,543,638
13,625,000	Jaguar Holding Co. II/Pharmaceutical Product Development LLC, Sr. Unsecd. Note, 144A, 6.375%, 8/1/2023	13,965,216
7,125,000	Mallinckrodt International Finance SA/Mallinckrodt CB LLC, Sr. Unsecd. Note, 144A, 5.500%, 4/15/2025	1,549,687
9,150,000	Mallinckrodt International Finance SA/Mallinckrodt CB LLC, Sr. Unsecd. Note, 144A, 5.625%, 10/15/2023	2,344,642
	TOTAL	53,562,166
	Restaurants—1.7%
1,375,000	1011778 BC Unltd. Liability Co./New Red Finance, Inc., 144A, 4.375%, 1/15/2028	1,277,994
14,575,000	1011778 BC Unltd. Liability Co./New Red Finance, Inc., 144A, 5.000%, 10/15/2025	14,010,146
525,000	KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC, Sr. Unsecd. Note, 144A, 4.750%, 6/1/2027	497,158
1,175,000	Yum! Brands, Inc., Sr. Unsecd. Note, 144A, 4.750%, 1/15/2030	1,100,916
2,400,000	Yum! Brands, Inc., Sr. Unsecd. Note, 144A, 5.000%, 6/1/2024	2,367,012
3,900,000	Yum! Brands, Inc., Sr. Unsecd. Note, 144A, 5.250%, 6/1/2026	3,924,082
350,000	Yum! Brands, Inc., Sr. Unsecd. Note, 144A, 7.750%, 4/1/2025	368,375
	TOTAL	23,545,683
	Retailers—0.4%
775,000	Hanesbrands, Inc., Sr. Unsecd. Note, 144A, 4.875%, 5/15/2026	765,739
3,925,000	Michaels Stores, Inc., Sr. Unsecd. Note, 144A, 8.000%, 7/15/2027	2,926,283
5,800,000	Party City Holdings, Inc., Sr. Unsecd. Note, 144A, 6.125%, 8/15/2023	1,392,000
5,075,000	Party City Holdings, Inc., Sr. Unsecd. Note, 144A, 6.625%, 8/1/2026	532,875
	TOTAL	5,616,897
	Supermarkets—1.1%
900,000	Albertsons Cos. LLC/SAFEW, Sr. Unsecd. Note, 144A, 4.875%, 2/15/2030	897,750
900,000	Albertsons Cos. LLC/SAFEW, Sr. Unsecd. Note, 144A, 5.875%, 2/15/2028	921,015
900,000	Albertsons Cos. LLC/SAFEW, Sr. Unsecd. Note, 144A, 7.500%, 3/15/2026	975,080
10,350,000	Albertsons Cos. LLC/SAFEW, Sr. Unsecd. Note, 5.750%, 3/15/2025	10,427,676
2,225,000	Albertsons Cos. LLC/SAFEW, Sr. Unsecd. Note, 6.625%, 6/15/2024	2,274,996
	TOTAL	15,496,517
	Technology—8.4%
3,775,000	Banff Merger Subsidiary, Inc., Sr. Unsecd. Note, 144A, 9.750%, 9/1/2026	3,350,596
1,350,000	CDW LLC/CDW Finance, Sr. Unsecd. Note, 4.250%, 4/1/2028	1,364,243
1,000,000	CDW LLC/CDW Finance, Sr. Unsecd. Note, 5.500%, 12/1/2024	1,048,545

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Technology—continued
$11,725,000	Diamond 1 Finance Corp./Diamond 2 Finance Corp., Sr. Unsecd. Note, 144A, 7.125%, 6/15/2024	$12,150,031
3,350,000	Ensemble S Merger Subsidiary, Inc., Sr. Unsecd. Note, 144A, 9.000%, 9/30/2023	3,329,079
700,000	Fair Isaac & Co., Inc., Sr. Unsecd. Note, 144A, 4.000%, 6/15/2028	677,250
1,275,000	Financial & Risk US Holdings, Inc., 144A, 6.250%, 5/15/2026	1,323,514
8,975,000	Financial & Risk US Holdings, Inc., Sr. Unsecd. Note, 144A, 8.250%, 11/15/2026	9,491,062
1,250,000	Gartner, Inc., Sr. Unsecd. Note, 144A, 5.125%, 4/1/2025	1,229,694
8,400,000	Inception Merger Subsidiary, Inc., Sr. Unsecd. Note, 144A, 8.625%, 11/15/2024	7,536,480
12,750,000	Infor US, Inc., 6.500%, 5/15/2022	12,490,665
7,400,000	JDA Escrow LLC/JDA Bond Finance, Inc., 144A, 7.375%, 10/15/2024	7,115,433
1,875,000	NCR Corp., Sr. Unsecd. Note, 144A, 5.750%, 9/1/2027	1,719,314
3,200,000	NCR Corp., Sr. Unsecd. Note, 5.000%, 7/15/2022	3,020,000
1,125,000	NCR Corp., Sr. Unsecd. Note, 6.375%, 12/15/2023	1,117,963
5,350,000	Nuance Communications, Inc., Sr. Unsecd. Note, 5.625%, 12/15/2026	5,243,789
1,950,000	Open Text Corp., Sr. Unsecd. Note, 144A, 3.875%, 2/15/2028	1,842,141
1,625,000	Open Text Corp., Sr. Unsecd. Note, 144A, 4.125%, 2/15/2030	1,537,047
2,375,000	Qorvo, Inc., 144A, 4.375%, 10/15/2029	2,222,109
7,275,000	SS&C Technologies, Inc., Sr. Unsecd. Note, 144A, 5.500%, 9/30/2027	7,543,266
950,000	Sabre GLBL, Inc., 144A, 5.375%, 4/15/2023	875,192
200,000	Science Applications International Corp., Sr. Unsecd. Note, 144A, 4.875%, 4/1/2028	193,125
700,000	Sensata Technologies B.V., 144A, 5.625%, 11/1/2024	688,622
1,675,000	Sensata Technologies B.V., Sr. Unsecd. Note, 144A, 4.375%, 2/15/2030	1,520,188
900,000	Sensata Technologies UK Financing Co. PLC, Sr. Unsecd. Note, 144A, 6.250%, 2/15/2026	886,995
1,725,000	Star Merger Sub, Inc., 144A, 6.875%, 8/15/2026	1,803,703
9,350,000	Star Merger Sub, Inc., Sr. Unsecd. Note, 144A, 10.250%, 2/15/2027	9,962,892
3,950,000	TTM Technologies, Inc., Sr. Unsecd. Note, 144A, 5.625%, 10/1/2025	3,352,543
13,350,000	Tempo Acquisition LLC, Sr. Unsecd. Note, 144A, 6.750%, 6/1/2025	12,315,775
	TOTAL	116,951,256
	Transportation Services—0.1%
1,750,000	Stena International S.A., Sec. Fac. Bond, 144A, 6.125%, 2/1/2025	1,483,125
	Utility - Electric—3.7%
3,625,000	Calpine Corp., 144A, 4.500%, 2/15/2028	3,527,125
900,000	Calpine Corp., 144A, 5.250%, 6/1/2026	861,271
5,800,000	Calpine Corp., 5.750%, 1/15/2025	5,408,500
2,450,000	Calpine Corp., Sr. Unsecd. Note, 144A, 5.125%, 3/15/2028	2,272,375
6,975,000	Enviva Partners LP/Enviva Partners Finance Corp., Sr. Unsecd. Note, 144A, 6.500%, 1/15/2026	6,852,938
1,150,000	NRG Energy, Inc., Sr. Unsecd. Note, 144A, 5.250%, 6/15/2029	1,190,883
6,825,000	NRG Energy, Inc., Sr. Unsecd. Note, 6.625%, 1/15/2027	7,135,879
2,500,000	NRG Energy, Inc., Sr. Unsecd. Note, 7.250%, 5/15/2026	2,632,625
700,000	NRG Energy, Inc., Sr. Unsecd. Note, Series WI, 5.750%, 1/15/2028	717,885
425,000	TerraForm Power Operating LLC, Sr. Unsecd. Note, 144A, 4.250%, 1/31/2023	424,987
2,975,000	TerraForm Power Operating LLC, Sr. Unsecd. Note, 144A, 4.750%, 1/15/2030	2,902,261
7,050,000	TerraForm Power Operating LLC, Sr. Unsecd. Note, 144A, 5.000%, 1/31/2028	7,426,117
1,500,000	Vistra Energy Corp., Sr. Unsecd. Note, 5.875%, 6/1/2023	1,507,455
2,975,000	Vistra Operations Co., LLC, Sr. Unsecd. Note, 144A, 5.000%, 7/31/2027	3,036,136
1,875,000	Vistra Operations Co., LLC, Sr. Unsecd. Note, 144A, 5.500%, 9/1/2026	1,944,314
3,050,000	Vistra Operations Co., LLC, Sr. Unsecd. Note, 144A, 5.625%, 2/15/2027	3,162,240
	TOTAL	51,002,991
	Wireless Communications—3.8%
15,050,000	Numericable-SFR SAS, 144A, 7.375%, 5/1/2026	15,284,028

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Wireless Communications—continued
$3,475,000		Sprint Capital Corp., Company Guarantee, 6.875%, 11/15/2028	$3,988,431
4,675,000		Sprint Corp., 7.125%, 6/15/2024	5,165,805
7,075,000		Sprint Corp., Sr. Unsecd. Note, 7.625%, 2/15/2025	7,882,611
2,975,000		Sprint Corp., Sr. Unsecd. Note, 7.625%, 3/1/2026	3,383,616
3,675,000		T-Mobile USA, Inc., Sr. Unsecd. Note, 5.125%, 4/15/2025	3,785,030
2,400,000		T-Mobile USA, Inc., Sr. Unsecd. Note, 6.000%, 3/1/2023	2,428,236
4,325,000		T-Mobile USA, Inc., Sr. Unsecd. Note, 6.375%, 3/1/2025	4,449,365
3,975,000		T-Mobile USA, Inc., Sr. Unsecd. Note, 6.500%, 1/15/2024	4,064,318
1,900,000		T-Mobile USA, Inc., Sr. Unsecd. Note, 6.500%, 1/15/2026	2,005,545
		TOTAL	52,436,985
		TOTAL CORPORATE BONDS (IDENTIFIED COST $1,525,571,695)	1,319,466,805
		COMMON STOCKS—0.1%
		Chemicals—0.1%
98,676	[2]	Hexion Holdings Corp.	937,422
		Media Entertainment—0.0%
67,010	[2]	iHeartMedia, Inc.	489,843
		TOTAL COMMON STOCKS (IDENTIFIED COST $3,094,143)	1,427,265
		INVESTMENT COMPANY—5.0%
69,151,191		Federated Institutional Prime Value Obligations Fund, Institutional Shares, 0.82%[4] (IDENTIFIED COST $69,140,436)	69,109,700
		TOTAL INVESTMENT IN SECURITIES—99.4% (IDENTIFIED COST $1,597,806,274)	1,390,003,770
		OTHER ASSETS AND LIABILITIES - NET—0.6%[5]	8,693,732
		TOTAL NET ASSETS—100%	$1,398,697,502
Affiliated fund holdings are investment companies which are managed by the Adviser or an affiliate of the Adviser. Transactions with affiliated fund holdings during the period ended March 31, 2020, were as follows:
Federated Institutional Prime Value Obligations Fund, Institutional Shares
Balance of Shares Held 12/31/2019	87,212,687
Purchases/Additions	220,977,911
Sales/Reductions	(239,039,407)
Balance of Shares Held 3/31/2020	69,151,191
Value	$69,109,700
Change in Unrealized Appreciation/Depreciation	$(24,747)
Net Realized Gain/(Loss)	$(187)
Dividend Income	$168,376
Gain Distributions Received	$179
1	Subsequent to March 31, 2020, the issuer filed for Chapter 11 of the U.S. Bankruptcy Code.
2	Non-income-producing security.
3	Issuer in default.
4	7-day net yield.
5	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at March 31, 2020.

Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Fund's Board of Trustees (the “Trustees”).
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation and Significant Events Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (the “Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
The Trustees have adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Trustees. The Trustees have ultimate responsibility for any fair valuations made in response to a significant event.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used, as of March 31, 2020, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1– Quoted Prices	Level 2– Other Significant Observable Inputs	Level 3– Significant Unobservable Inputs	Total
Debt Securities:
Corporate Bonds	$—	$1,319,466,805	$—	$1,319,466,805
Equity Securities:
Common Stocks
Domestic	1,427,265	—	—	1,427,265
Investment Company	69,109,700	—	—	69,109,700
TOTAL SECURITIES	$70,536,965	$1,319,466,805	$—	$1,390,003,770
The following acronym is used throughout this portfolio:
MTN	—Medium Term Note